UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06687

The Gabelli Money Market Funds

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: September 30

Date of reporting period: December 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli U.S. Treasury Money Market Fund

Schedule of Investments – December 31, 2011 (Unaudited)

Principal Amount			Market Value
	U.S. GOVERNMENT OBLIGATIONS — 100.0%

	U.S. Treasury Bills — 98.6%
$1,790,658,000	U.S. Treasury Bills, 0.000% to 0.070%†, 01/12/12 to 05/31/12		$1,790,608,945

	U.S. Treasury Notes — 1.4%
25,000,000	1.000%, 12/31/11		25,000,000

TOTAL INVESTMENTS (Cost $1,815,608,945)		100.0%	$1,815,608,945

Aggregate tax cost			$1,815,772,946

Gross unrealized appreciation			$—
Gross unrealized depreciation			(164,001)

Net unrealized appreciation/depreciation			$(164,001)

†	Represents annualized yield at date of purchase.

See accompanying notes to schedule of investments.

1

The Gabelli U.S. Treasury Money Market Fund

Notes to Schedule of Investments (Unaudited)

The Fund’s schedule of investments are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. The Fund values securities utilizing the amortized cost valuation method which approximates market value and is permitted under Rule 2a-7 under the Investment Company Act of 1940. This method involves valuing a portfolio security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of December 31, 2011 is as follows:

Investments in Securities (Market Value)
Valuation Inputs*	Assets
Level 2—Other Significant Observable Inputs	$1,815,608,945

*	Portfolio holdings designated in Level 2 are disclosed individually in the Schedule of Investments. Level 2 consists of U.S. Government Obligations.

The Fund did not have significant transfers between Level 1 and Level 2 during the period ended December 31, 2011. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 1 or Level 3 investments at December 31, 2011 or September 30, 2011.

The Gabelli U.S. Treasury Money Market Fund

Notes to Schedule of Investments (Continued) (Unaudited)

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”).” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers into and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. As a result of the rule, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     The Gabelli Money Market Funds

By (Signature and Title)*           /s/ Bruce N. Alpert

Bruce N. Alpert, Principal Executive Officer

Date     2/28/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Bruce N. Alpert

Bruce N. Alpert, Principal Executive Officer

Date     2/28/12

By (Signature and Title)*           /s/ Agnes Mullady

Agnes Mullady, Principal Financial Officer and Treasurer

Date     2/28/12

*	Print the name and title of each signing officer under his or her signature.